Combined Aggregate Maturities of Short and Long-Terms Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Short Term And Long Term Debt Maturities Repayments Of Principal In Next Twelve Months	$ 40.0	$ 547.0
Long term and Short term debt maturities, year two	532.4	48.0
Long term and Short term debt maturities, year three	750.0	75.0
Long term and Short term debt maturities, year four	50.0	30.0
Long term and Short term debt maturities, thereafter	1,000.0	1,207.7
Long term and Short term debt	$ 2,372.4	$ 1,907.7